Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The Company measures and reports certain financial instruments as assets and liabilities at fair value on a recurring basis. The following tables sets forth the fair value of the Company’s financial assets and liabilities at fair value on a recurring basis based on the three-tier fair value
hierarchy (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$150,648	$—	$—	$150,648
U.S. government treasury securities	32,843	—	—	32,843
U.S. government agency securities	—	16,257	—	16,257
Commercial paper	—	104,141	—	104,141
Corporate bonds	—	33,064	—	33,064

Total financial assets	$183,491	$153,462	$—	$336,953

Liabilities:
CVR liability	$—	$—	$42,700	$42,700

Total liabilities	$—	$—	$42,700	$42,700

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$15,250	$—	$—	$15,250
Commercial paper	—	23,641	—	23,641
U.S. government agency securities	—	4,230		4,230
Corporate bonds	—	3,732	—	3,732

Total financial assets	$15,250	$31,603	$—	$46,853

The Company measures the fair value of money market funds on quoted prices in active markets for identical asset or liabilities. The Level 2 assets include U.S. government agency securities, commercial paper and corporate bonds, and are valued based on quoted prices for similar assets in active markets and inputs other than quoted prices that are derived from observable market data.
The Company evaluates transfers between levels at the end of each reporting period. There were no transfers between Level 1 and Level 2 during the periods presented.
As of December 31, 2022, the Company had no financial liabilities outstanding measured at fair value.
Forward Contract Liability
In connection with the Asset Acquisition, the Company entered into a contract for the issuance of 364,887 shares of Series A Preferred Stock as part of the consideration transferred. This forward contract was classified as a liability because the underlying preferred shares were contingently redeemable. Further, the forward contract liability was considered a Level 2 liability based on observable market data for substantially the full term of the liability and was initially measured at its estimated fair value on the transaction date based on the underlying price per share on an as-converted
basis of the Series A PIPE Securities issued in the Series A PIPE. Subsequent remeasurement of the fair value of the forward contract liability through its settlement date was based on the market price of the Company’s Common Stock, which represents the redemption value of the Series A Preferred Stock.
The fair value of the forward contract at the transaction date, June 22, 2023, was $106.2 million. The liability was settled with the issuance of the Series A Preferred Stock on July 7, 2023 for $189.7 million. For the year ended December 31, 2023, $83.5 million was recorded as Other (expense) income in the consolidated statements of operations in connection with the change in fair value of the forward contract liability. There was no similar expense for the year ended December 31, 2022 and 2021.
The following table presents changes in the forward contract liability for the periods presented (in millions):

Forward Contract Liability
Beginning balance as of June 22, 2023	$106.2
Change in fair value	83.5
Issuance of Series A Preferred Stock on July 7, 2023	(189.7)

Ending balance as of December 31, 2023	$—

CVR Liability
In connection with the Asset Acquisition, a
non-transferable
contingent value right was distributed to the Legacy Stockholders, but was not distributed to holders of shares of Common Stock or Series A Preferred Stock issued to the Investors or former stockholders of
Pre-Merger
Spyre in connection with the Transactions. Holders of the CVR will be entitled to receive certain cash payments from proceeds received by the Company for a three-year period, if any, related to the disposition or monetization of the Company’s legacy assets for a period of one year following the closing of the Asset Acquisition.
The fair value of the CVR liability was determined using the probability weighted discounted cash flow method to estimate future cash flows associated with the sale of the legacy assets. Analogous to a dividend being declared/approved in one period and paid out in another, the liability was recorded at the date of approval, June 22, 2023, as a Common Stock dividend, returning capital to the Legacy Stockholders. Changes in fair value of the liability will be recognized as a component of Other income (expense) in the consolidated statement of operations and comprehensive loss in each reporting period. The liability value is based on significant inputs not observable in the market such as estimated cash flows, estimated probabilities of regulatory success, and discount rates, which represent a Level 3 measurement within the fair value hierarchy. The significant inputs used to estimate the fair value of the CVR liability were as follows:

December 31, 2023
Estimated cash flow dates	2/28/24 - 06/22/26
Estimated probability of success	39% - 100%
Estimated reimbursement rate compared to reimbursement target	81% - 100%
Risk-adjusted discount rates	5.91% - 6.32%
The change in fair value between the issuance of the CVR and December 31, 2023 was a $19.0 million increase, and was primarily driven by changes in the expected timing of achievement of certain milestones, changes in the likelihood of certain milestones related to the approval received from the European Medicines Agency by Immedica Pharma AB (“Immedica”), partially offset by a change in the likelihood of a successful disposition of pegtarviliase and updates to expenses and deductions.

The following table presents changes in the CVR liability for the periods presented (in thousands):

CVR Liability
Beginning balance as of December 31, 2022	$—
Fair value at CVR issuance	29,500
Changes in the fair value of the CVR liability since issuance	18,986
Payments	(5,786)

Ending Balance as of December 31, 2023	$42,700